NOTE 3 – GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
[custom:RetainedEarningsAccumulatedDeficitEstimated-0]	$ 12,800,000	$ 12,400,000
Banking Regulation, Total Capital, Actual	700,000	(1,000,000.0)
[custom:NetIncomeLossEstimated]	500,000	3,600,000
[custom:NetCashUsedInOperationsApproximate]	40,000	600,000
Banking Regulation, Total Capital, Actual	$ (700,000)	$ 1,000,000.0